ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 28, 2013
Payables and Accruals [Abstract]
Accrued Expenses
Accrued expenses at December 28, 2013 and December 29, 2012 were as follows:

(Millions of Dollars)	2013	2012
Payroll and related taxes	$277.5	$293.0
Income and other taxes	87.8	220.7
Customer rebates and sales returns	78.9	77.1
Insurance and benefits	85.2	88.9
Accrued restructuring costs	193.8	125.2
Derivative financial instruments	66.6	78.0
Warranty costs	77.1	78.6
Deferred revenue	79.7	78.1
Forward stock purchase contract	—	350.0
Other	289.6	290.4
Total	$1,236.2	$1,680.0